Schedule of Investments
February 28, 2025 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)	Fair Value ($)(1)

Common Stocks - 96.82%

Air Transportation, Scheduled - 0.78%
Delta Air Lines, Inc.				3,000	180,360

Aircraft - 3.19%
Boeing Co. (2)				4,200	733,446

Construction - Special Trade Contractors - 1.87%
Argan, Inc.				3,300	430,221

Drawing And Insulating Nonferrous Wire - 1.31%
Corning, Inc.				6,000	300,900

Electronic Computers - 0.67%
Dell Technologies, Inc.				1,132	116,324
Super Micro Computer, Inc. (2)				896	37,148

					153,472

Electrical Industrial Apparatus - 0.63%
Bloom Energy Corp. (2)				6,000	144,120

Electric Services - 1.89%
Talen Energy Corp. (2)				1,700	353,515
Vistra Corp. (2)				600	80,196

					433,711

Finance Services - 9.17%
Coinbase Global, Inc. Class A (2)				4,700	1,013,414
SoFi Technologies, Inc. (2)				36,500	528,155
Upstart Holdings, Inc.				8,500	566,695

					2,108,264

Personal Credit Institutions - 2.37%
Affirm Holdings, Inc. (2)				8,507	545,724

Printed Circuit Boards - 3.32%
Celestica, Inc. (2)				7,136	763,909

Retail-Catalog & Mail-Order Houses - 0.74%
Amazon.com, Inc. (2)				800	169,824

Retail-Furniture Stores - 1.96%
Restoration Hardware Holdings, Inc. (2)				1,400	450,898

Security Brokers, Dealers & Flotation Companies - 9.73%
Goldman Sachs Group, Inc.				889	553,216
Robinhood Markets, Inc. (2)				33,600	1,683,360

					2,236,576

Semiconductors & Related Devices - 25.60%
Ambarella, Inc. (2)				11,000	675,730
Astera Labs, Inc. (2)				11,000	817,850
Broadcom, Inc.				2,000	398,860
Credo Technology Group Holding Ltd. (2)				12,427	685,722
Marvell Technology, Inc.				6,600	606,012
NVIDIA Corp.				16,900	2,111,148
Penguin Solutions, Inc. (2)				12,501	249,145
Taiwan Semiconductor Manufacturing Co., Ltd.				1,900	343,007

					5,887,474

Services-Business Services - 1.85%
MercadoLibre, Inc. (Uruguay) (2)				200	424,374

Services-Computer Programming, Data Processing, Etc. - 5.24%
AppLovin Corp. (2)				1,700	553,758
Five9, Inc. (2)				3,500	126,700
Innodata Corp. (2)				4,700	247,784
Meta Platforms, Inc.				400	267,280
Nebius Group N.V. (2)				300	9,747

					1,205,269

Services-Prepackaged Software - 22.29%
Cloudflare, Inc. Class A (2)				3,800	552,140
MicroStrategy, Inc. Class A (2)				3,100	791,833
Palantir Technologies, Inc. (2)				19,800	1,681,416
Shopify, Inc. (2)				3,500	392,000
Snowflake, Inc. Class A (2)				9,640	1,707,244

					5,124,633

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 3.04%
Carpenter Technology Corp.				800	165,656
Steel Dynamics, Inc.				3,950	533,527

					699,183

Switchgear & Switchboard Apparatus - 1.18%
Powell Industries, Inc.				1,600	271,536

Total Common Stock				(Cost $ 19,892,485)	22,263,893

Exchange Traded Funds - 1.68%

Invesco Galaxy Bitcoin ETF				4,600	386,630

Total Exchange Traded Funds				(Cost $ 305,619)	386,630

Money Market Registered Investment Companies - 0.87%

Federated Government Obligations Fund Institutional Shares 4.23% (3)				201,118	201,118

Total Money Market Registered Investment Companies				(Cost $ 201,118)	201,118

Total Investments - 99.37%				(Cost $ 20,992,912)	22,851,642

Other Assets Less Liabilities - 0.63%					143,882

Total Net Assets - 100.00%					22,995,524

Futures Contracts - (0.08%)

					Value and
					Unrealized
	Long (Short)		Notional Value of		Appreciation
	Contracts	Expiration Date	Contracts ($)	Value	(Depreciation)($)**
Index Futures
E mini Russell 2000 Index	3	3/21/2025	343,962	324,795	(19,167)

				(Cost $ 343,962)	(19,167)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's assets carried at fair value:

				Investments in	Other Financial
Valuation Inputs				Securities	Instruments (9)
Level 1 - Quoted Prices				$22,851,642	$-
Level 2 - Other Significant Observable Inputs				-	-
Level 3 - Significant Unobservable Inputs				-	-
Total				$22,851,642	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2025.